Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 381,937	$ 359,395	$ 233,951
Preferred stock, no par value
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	37,959,534	29,721,998	29,576,998
Common stock, shares outstanding	37,959,534	29,721,998	29,576,998